Organization and Principal Activities (Details) - Schedule of Revenue Net Loss and Cash Flows of the VIE and Subsidiaries of VIE - VIE [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue Net Loss and Cash Flows of the VIE and Subsidiaries of VIE [Line Items]
Revenue	¥ 138,405	¥ 83,926
Net loss	(13,637)	(9,947)
Net cash used in operating activities	(4,520)	4,806
Net cash provided by financing activities	¥ 2,048	¥ (1,945)